COST METHOD INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2012
Cost method investments:
Cost method investments	$ 204,172,000		$ 204,172,000
Dividends received	61,967,000		64,198,000	125,000
Golar LNG Partners
Cost method investments:
Cost method investments	196,825,000	[1]	196,825,000		191,177,000	[1]
Additions to Cost method investments	5,600,000
Dividends received	8,300,000		6,000,000
OLT Offshore LNG Toscana S.p.A.
Cost method investments:
Cost method investments	$ 7,347,000		$ 7,347,000
Cost method investment, ownership percentage	2.70%

[1]	General Partner units and IDRsOur 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. Our interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.